UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2018

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 97.6%
Aerospace & Defense — 2.5%
HEICO	110,000	$9,975
KLX *	140,000	7,680

Total Aerospace & Defense		17,655

Banks — 15.6%
FCB Financial Holdings, Cl A *	220,000	10,274
Green Bancorp *	370,000	8,196
International Bancshares	300,000	12,180
LegacyTexas Financial Group	200,000	7,978
Nationstar Mortgage Holdings *	420,000	8,177
Prosperity Bancshares	120,000	7,894
ServisFirst Bancshares	300,000	12,303
Southside Bancshares	235,750	8,348
Synovus Financial	220,000	10,307
Trustmark	360,000	11,858
United Community Banks	450,000	12,339

Total Banks		109,854

Broadcasting, Newspapers and Advertising — 1.4%
Gray Television *	650,000	10,120

Total Broadcasting, Newspapers and Advertising		10,120

Building & Construction — 3.6%
Beazer Homes USA *	625,000	13,113
TopBuild *	180,000	11,878

Total Building & Construction		24,991

Chemicals — 4.6%
Kraton *	300,000	14,709
Platform Specialty Products *	780,000	8,346
Rayonier Advanced Materials	650,000	9,341

Total Chemicals		32,396

Commercial Services — 2.5%
Advanced Disposal Services *	300,000	7,476
Insperity	105,000	9,964

Total Commercial Services		17,440

Computer Software — 2.7%
Ebix	130,000	8,834
RealPage *	230,000	9,959

Total Computer Software		18,793

Electrical Utilities — 1.8%
El Paso Electric	220,000	12,650

Total Electrical Utilities		12,650

Electronic Components & Equipment — 1.8%
Tech Data *	135,000	12,524

Total Electronic Components & Equipment		12,524

Engineering Services — 2.3%
MasTec *	220,000	9,581
Primoris Services	240,000	6,785

Total Engineering Services		16,366

Description	Shares	Value (000)
Financial Services — 1.3%
Westwood Holdings Group	140,000	$9,086

Total Financial Services		9,086

Food, Beverage & Tobacco — 2.8%
National Beverage	80,000	7,832
Sanderson Farms	80,000	11,966

Total Food, Beverage & Tobacco		19,798

Gas & Natural Gas — 1.4%
Atmos Energy	110,000	9,596

Total Gas & Natural Gas		9,596

Hotels & Lodging — 2.9%
La Quinta Holdings *	500,000	8,810
Marriott Vacations Worldwide	90,000	11,846

Total Hotels & Lodging		20,656

Insurance — 5.7%
American National Insurance	80,000	9,738
Amerisafe	140,000	9,058
Primerica	130,000	11,505
Universal Insurance Holdings	400,000	9,540

Total Insurance		39,841

Leasing & Renting — 1.2%
Aaron’s	230,000	8,464

Total Leasing & Renting		8,464

Machinery — 1.9%
Alamo Group	130,000	13,715

Total Machinery		13,715

Materials — 1.1%
Eagle Materials	75,000	7,918

Total Materials		7,918

Medical Products & Services — 5.7%
Halyard Health *	200,000	8,430
HealthSouth	200,000	9,228
Integer Holdings *	200,000	9,720
US Physical Therapy	190,000	12,910

Total Medical Products & Services		40,288

Metals & Mining — 1.1%
Commercial Metals	380,000	7,402

Total Metals & Mining		7,402

Paper & Paper Products — 1.2%
Neenah Paper	100,000	8,680

Total Paper & Paper Products		8,680

Petroleum & Fuel Products — 9.3%
Callon Petroleum *	600,000	6,654
Diamondback Energy *	110,000	11,787
Energen *	200,000	10,340
Exterran *	290,000	9,358
McDermott International *	1,650,000	10,923
RPC	360,000	8,752

1

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Petroleum & Fuel Products — (continued)
Ultra Petroleum *	920,000	$7,305

Total Petroleum & Fuel Products		65,119

Petroleum Refining — 1.5%
HollyFrontier	290,000	10,716

Total Petroleum Refining		10,716

Real Estate Investment Trust — 7.7%
Cousins Properties	970,000	8,750
EastGroup Properties	100,000	9,059
Lamar Advertising, Cl A	160,000	11,270
Medical Properties Trust	570,000	7,541
Summit Hotel Properties	600,000	9,486
Xenia Hotels & Resorts	370,000	8,051

Total Real Estate Investment Trust		54,157

Retail — 7.2%
Dave & Buster’s Entertainment *	190,000	9,158
DXP Enterprises *	270,000	8,659
Pool	65,000	7,851
Rush Enterprises, Cl A *	230,000	11,679
Ruth’s Hospitality Group	620,000	13,082

Total Retail		50,429

Semi-Conductors & Instruments — 2.5%
Benchmark Electronics *	210,000	6,499
Cirrus Logic *	200,000	11,200

Total Semi-Conductors & Instruments		17,699

Transportation Services — 4.3%
Kirby *	120,000	8,502
Saia *	190,000	12,312
Trinity Industries	280,000	9,106

Total Transportation Services		29,920

Total Common Stock (Cost $449,570 (000))		686,273

Cash Equivalent (A) — 2.6%
Federated Government Obligations Fund, Cl I, 0.940%	18,043,178	18,043

Total Cash Equivalent (Cost $18,043 (000))		18,043

Total Investments — 100.2% (Cost $467,613 (000))		$704,316

Percentages are based on net assets of $702,804 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2017.

Cl — Class

As of October 31, 2017, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-1900

2

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)

Corporate Bonds — 40.6%
Automotive — 2.9%
American Axle & Manufacturing
6.625%, 10/15/22	$500	$517
General Motors Financial
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/66 (A)	500	523
5.250%, 03/01/26	500	546

Total Automotive		1,586

Banks — 1.9%
JPMorgan Chase (A)
4.625%, VAR ICE LIBOR USD 3 Month+2.580%, 05/01/66	500	495
Savings Bank Life Insurance of Massachusetts (B)
6.500%, 08/01/47	500	526

Total Banks		1,021

Broadcasting, Newspapers and Advertising — 0.9%
AMC Networks
5.000%, 04/01/24	500	509

Total Broadcasting, Newspapers and Advertising		509

Building & Construction — 1.9%
PulteGroup
5.500%, 03/01/26	500	548
Standard Industries (B)
5.375%, 11/15/24	500	528

Total Building & Construction		1,076

Cable/Media — 2.8%
Charter Communications Operating
4.908%, 07/23/25	500	532
CSC Holdings (B)
5.500%, 04/15/27	500	515
Sirius XM Radio (B)
5.000%, 08/01/27	500	504

Total Cable/Media		1,551

Casino & Gaming — 3.0%
Boyd Gaming
6.375%, 04/01/26	500	549
International Game Technology (B)
6.500%, 02/15/25	500	561
Penn National Gaming (B)
5.625%, 01/15/27	500	518

Total Casino & Gaming		1,628

Chemicals — 2.0%
Blue Cube Spinco
9.750%, 10/15/23	500	594
Rayonier AM Products (B)
5.500%, 06/01/24	500	485

Total Chemicals		1,079

Computers & Services — 1.9%
First Data (B)
5.000%, 01/15/24	500	519

Description	Face Amount (000)	Value (000)
Computers & Services — (continued)
Western Digital (B)
7.375%, 04/01/23	$500	$548

Total Computers & Services		1,067

Entertainment — 0.9%
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	500	494

Total Entertainment		494

Financial Services — 1.9%
Ally Financial
5.750%, 11/20/25	500	552
MMC Energy Escrow
9.250%, 10/15/20	500	—
Oppenheimer Holdings
6.750%, 07/01/22	500	510

Total Financial Services		1,062

Food, Beverage & Tobacco — 2.9%
Alliance One International (B)
8.500%, 04/15/21	500	523
Land O’ Lakes (A) (B)
8.000%, 09/15/65	500	555
Vector Group (B)
6.125%, 02/01/25	500	519

Total Food, Beverage & Tobacco		1,597

Gas & Natural Gas — 1.8%
Plains All American Pipeline (A)
6.125%, VAR ICE LIBOR USD 3 Month+4.110%, 11/15/22	500	510
Teekay
8.500%, 01/15/20	500	505

Total Gas & Natural Gas		1,015

Internet Software & Services — 1.0%
Rackspace Hosting (B)
8.625%, 11/15/24	500	527

Total Internet Software & Services		527

Medical Products & Services — 3.7%
Avantor (B)
6.000%, 10/01/24	500	510
Centene
6.125%, 02/15/24	500	537
CHS
6.250%, 03/31/23	500	481
DaVita
5.000%, 05/01/25	500	493

Total Medical Products & Services		2,021

Oil, Gas & Consumable Fuels — 1.0%
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	500	541

Total Oil, Gas & Consumable Fuels		541

Petroleum & Fuel Products — 0.9%
Weatherford International
7.750%, 06/15/21	500	515

Total Petroleum & Fuel Products		515

3

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)/Shares	Value (000)
Pharmaceuticals — 0.9%
Valeant Pharmaceuticals International (B)
7.000%, 10/01/20	$500	$505

Total Pharmaceuticals		505

Real Estate Investment Trust — 2.8%
Avison Young Canada (B)
9.500%, 12/15/21	500	509
GLP Capital
5.375%, 04/15/26	500	541
SBA Communications
4.875%, 09/01/24	500	514

Total Real Estate Investment Trust		1,564

Retail — 2.6%
Guitar Center (B)
6.500%, 04/15/19	500	465
Levi Strauss
5.000%, 05/01/25	500	526
PetSmart (B)
5.875%, 06/01/25	500	436

Total Retail		1,427

Telecommunication Services — 2.9%
Gogo Intermediate Holdings (B)
12.500%, 07/01/22	500	567
Intelsat Jackson Holdings (B)
8.000%, 02/15/24	500	530
VeriSign
4.750%, 07/15/27	500	515

Total Telecommunication Services		1,612

Total Corporate Bonds (Cost $21,901 (000))		22,397

Registered Investment Companies — 22.6%
Exchange Traded Funds — 13.4%
Alerian MLP ETF	673,514	7,220
VanEck Vectors Preferred Securities ex Financials ETF	7,448	149

Total Exchange Traded Funds		7,369

Open-End Funds — 9.2%
BlackRock Funds II — Floating Rate Income Portfolio, Institutional Class *	265,973	2,721
BlackRock High Yield Portfolio, Institutional Class *	301,582	2,368

Total Open-End Funds		5,089

Total Registered Investment Companies (Cost $13,183 (000))		12,458

Common Stock — 20.1%
Automotive — 0.4%
Ford Motor	8,360	103
General Motors	2,980	128

Total Automotive		231

Banks — 0.8%
New York Community Bancorp	5,433	68
Northwest Bancshares	7,920	134
People’s United Financial	6,138	115

Description	Shares	Value (000)
Banks — (continued)
Valley National Bancorp	10,101	$116

Total Banks		433

Chemicals — 0.4%
Innophos Holdings	2,125	104
LyondellBasell Industries, Cl A	1,220	126

Total Chemicals		230

Computers & Services — 0.4%
International Business Machines	710	109
Seagate Technology	2,760	102

Total Computers & Services		211

Consumer Electronics — 0.3%
Garmin	2,820	160

Total Consumer Electronics		160

Electrical Utilities — 2.2%
AES	9,160	97
Consolidated Edison	1,490	128
Duke Energy	1,340	118
Entergy	1,413	122
Exelon	3,035	122
FirstEnergy	2,860	94
Hawaiian Electric Industries	3,210	117
PPL	2,975	112
Public Service Enterprise	2,330	115
SCANA	1,640	71
Southern	2,130	111

Total Electrical Utilities		1,207

Entertainment — 0.2%
New Media Investment Group	7,890	126

Total Entertainment		126

Financial Services — 0.1%
Greenhill	4,170	76

Total Financial Services		76

Food, Beverage & Tobacco — 0.6%
Altria Group	1,768	114
Philip Morris International	1,170	122
Universal	1,820	104

Total Food, Beverage & Tobacco		340

Household Products — 0.2%
Tupperware Brands	1,740	102

Total Household Products		102

Insurance — 0.5%
Old Republic International	5,680	115
Safety Insurance Group	1,789	147

Total Insurance		262

Medical Products & Services — 0.1%
Meridian Bioscience	5,350	80

Total Medical Products & Services		80

4

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Office Furniture & Fixtures — 0.2%
Pitney Bowes	6,690	$92

Total Office Furniture & Fixtures		92

Paper & Paper Products — 0.4%
Domtar	2,680	127
Schweitzer-Mauduit International	2,748	116

Total Paper & Paper Products		243

Petroleum & Fuel Products — 0.4%
Chevron	1,130	131
Helmerich & Payne	1,740	95

Total Petroleum & Fuel Products		226

Petroleum Refining — 0.5%
HollyFrontier	3,420	126
Valero Energy	1,900	150

Total Petroleum Refining		276

Pharmaceuticals — 0.2%
Pfizer	2,800	98

Total Pharmaceuticals		98

Real Estate Investment Trust — 10.6%
Apple Hospitality	5,830	110
Brandywine Realty Trust	6,900	121
CBL & Associates Properties	11,060	87
Colony NorthStar, Cl A	8,969	110
Columbia Property Trust	5,170	114
CoreCivic	3,195	79
Corporate Office Properties Trust	3,995	128
DDR	6,230	48
DiamondRock Hospitality	12,140	132
Digital Realty Trust	2,503	296
EastGroup Properties	1,670	151
EPR Properties	1,530	106
Gaming and Leisure Properties	3,250	119
GEO Group	4,842	126
HCP	3,260	84
Healthcare Realty Trust	3,375	109
Healthcare Trust of America, Cl A	3,550	107
Highwoods Properties	5	—
Hospitality Properties Trust	4,195	120
Host Hotels & Resorts	7,030	137
Iron Mountain	2,900	116
Kite Realty Group Trust	3,970	74
Lamar Advertising, Cl A	1,670	118
LaSalle Hotel Properties	4,690	132
Lexington Realty Trust	11,360	115
Liberty Property Trust	2,865	123
Medical Properties Trust	15,825	209
National Retail Properties	2,390	96
Omega Healthcare Investors	6,655	192
Outfront Media	4,860	114
Pebblebrook Hotel Trust	4,270	152
Piedmont Office Realty Trust, Cl A	5,420	105
Potlatch	3,120	162
Quality Care Properties *	650	10
Rayonier	4,150	124
Realty Income	1,785	96
Retail Properties of America, Cl A	6,820	83
RLJ Lodging Trust	5,340	116
Ryman Hospitality Properties	2,220	147

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
Sabra Health Care	4,629	$92
Senior Housing Properties Trust	5,720	105
Spirit Realty Capital	9,420	78
Sunstone Hotel Investors	9,000	147
Uniti Group	4,350	76
Ventas	1,620	102
Washington	3,645	117
Washington Prime Group	10,640	83
Welltower	1,555	104
Weyerhaeuser	3,420	123
WP Carey	1,670	114
Xenia Hotels & Resorts	6,780	148

Total Real Estate Investment Trust		5,857

Retail — 0.7%
Buckle	6,170	102
GameStop, Cl A	3,310	62
Kohl’s	2,780	116
Target	2,040	120

Total Retail		400

Semi-Conductors & Instruments — 0.2%
QUALCOMM	2,015	103

Total Semi-Conductors & Instruments		103

Telecommunication Services — 0.1%
CenturyLink	3,455	66

Total Telecommunication Services		66

Telephones & Telecommunication — 0.4%
AT&T	2,915	98
Verizon Communications	2,080	100

Total Telephones & Telecommunication		198

Wholesale — 0.2%
Owens & Minor	3,665	90

Total Wholesale		90

Total Common Stock (Cost $9,934 (000))		11,107

Preferred Stock — 14.2%
Banks — 4.0%
Bank of America 7.250% *(A)	410	532
Citigroup 6.300% (A)	20,000	541
TCF Financial 5.700% (A)	20,000	514
Wells Fargo 7.500% *(A)	460	603

Total Banks		2,190

Electrical Utilities — 1.8%
Entergy New Orleans
5.500%, 04/01/2066	20,000	516
Georgia Power
5.000%, 10/01/2077	20,000	500

Total Electrical Utilities		1,016

Financial Services — 0.9%
Carlyle Group 5.875% (A)	20,000	506

Total Financial Services		506

5

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Gas & Natural Gas — 0.9%
Teekay LNG Partners 9.000% (A)	20,000	$512

Total Gas & Natural Gas		512

Insurance — 0.9%
AmTrust Financial Services 7.500% (A)	20,000	492

Total Insurance		492

Internet — 1.0%
eBay 6.000%, 02/01/2056	20,000	542

Total Internet		542

Real Estate Investment Trust — 1.9%
DDR 6.375% (A)	20,000	508
Public Storage 5.400% (A)	20,000	517

Total Real Estate Investment Trust		1,025

Telephones & Telecommunication — 0.9%
Quest 6.750%	20,000	510

Total Telephones & Telecommunication		510

Transportation Services — 0.9%
Costamare 7.625% (A)	20,000	498

Total Transportation Services		498

Wireless Telecommunication Services — 1.0%
United States Cellular
7.250%, 12/01/2063	20,000	533

Total Wireless Telecommunication Services		533

Total Preferred Stock (Cost $7,575 (000))		7,824

Cash Equivalent (C) — 1.9%
Federated Government Obligations Fund, Cl I, 0.940%	1,050,856	1,051

Total Cash Equivalent (Cost $1,051 (000))		1,051

Total Investments — 99.4% (Cost $53,644 (000))		$54,837

Percentages are based on net assets of $55,143 (000).

*	Non-income producing security.

(A)	Perpetual Maturity

(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2017, the value of these securities amounted to $10,349 (000), representing 18.8% of the net assets.

(C)	The rate reported is the 7-day effective yield as of October 31, 2017.

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MLP — Master Limited Partnership

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$22,397	$—	$22,397
Registered Investment Companies	12,458	—	—	12,458
Common Stock	11,107	—	—	11,107
Preferred Stock	7,824	—	—	7,824
Cash Equivalent	1,051	—	—	1,051

Total Investments in Securities	$32,440	$22,397	$—	$54,837

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-1100

6

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 96.7%
Australia — 0.9%
BHP Billiton ADR	58,191	$2,385

Total Australia		2,385

Austria — 4.5%
Erste Group Bank *	96,573	4,150
Schoeller-Bleckmann Oilfield Equipment *	39,510	3,689
Voestalpine	88,601	4,875

Total Austria		12,714

Brazil — 1.7%
Banco Bradesco ADR *	437,743	4,627

Total Brazil		4,627

Canada — 2.5%
Magna International	81,432	4,446
Rogers Communications, Cl B	51,592	2,678

Total Canada		7,124

China — 2.6%
Anhui Conch Cement, Cl H	834,000	3,565
BYD, Cl H *	429,000	3,758

Total China		7,323

Colombia — 1.2%
Bancolombia ADR	90,575	3,419

Total Colombia		3,419

Czech Republic — 0.8%
Komercni Banka	53,992	2,321

Total Czech Republic		2,321

France — 6.6%
Publicis Groupe	66,536	4,338
Safran	52,762	5,558
Societe Generale	65,966	3,673
Sodexo	38,622	4,915

Total France		18,484

Germany — 2.8%
Continental	19,365	4,942
Vonovia	64,732	2,852

Total Germany		7,794

Hong Kong — 3.6%
China Life Insurance, Cl H	1,597,000	5,281
Shanghai Fosun Pharmaceutical Group, Cl H	950,500	4,745

Total Hong Kong		10,026

India — 4.3%
HDFC Bank ADR	76,055	7,020
ICICI Bank ADR	562,494	5,147

Total India		12,167

Description	Shares	Value (000)
Indonesia — 0.8%
Indofood Sukses Makmur	3,542,500	$2,142

Total Indonesia		2,142

Ireland — 2.0%
Shire	114,331	5,649

Total Ireland		5,649

Italy — 2.0%
Prysmian	161,502	5,569

Total Italy		5,569

Japan — 7.3%
Denso	112,800	6,147
Hitachi	528,000	4,168
Secom	66,000	4,982
Toray Industries	519,500	5,228

Total Japan		20,525

Mexico — 1.4%
Grupo Financiero Banorte, Cl O	662,300	3,933

Total Mexico		3,933

Netherlands — 4.6%
Heineken	51,058	4,977
RELX	188,522	4,258
Royal Dutch Shell, Cl A	117,546	3,692

Total Netherlands		12,927

Norway — 5.9%
DNB	361,746	6,964
Norsk Hydro	626,535	4,836
StatoilHydro ADR	230,936	4,690

Total Norway		16,490

Panama — 2.5%
Carnival	103,743	6,887

Total Panama		6,887

Singapore — 2.3%
DBS Group Holdings	252,000	4,214
United Industrial	954,600	2,305

Total Singapore		6,519

South Korea — 3.3%
Hyundai Mobis	15,130	3,599
Samsung Electronics	2,346	5,767

Total South Korea		9,366

Spain — 2.6%
Amadeus IT Group, Cl A	108,693	7,376

Total Spain		7,376

Sweden — 1.8%
Getinge, Cl B	252,484	4,970

Total Sweden		4,970

Switzerland — 5.5%
Credit Suisse Group ADR	274,591	4,317

7

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
Switzerland — (continued)
Novartis ADR	74,851	$6,181
Roche Holding	21,849	5,052

Total Switzerland		15,550

Taiwan — 5.5%
Advanced Semiconductor Engineering	3,261,753	3,931
Hon Hai Precision Industry	1,518,100	5,638
Taiwan Semiconductor Manufacturing	744,000	5,994

Total Taiwan		15,563

Turkey — 1.0%
Akbank Turk	1,099,328	2,898

Total Turkey		2,898

United Kingdom — 8.3%
Barclays	1,876,197	4,633
Diageo	182,973	6,249
HSBC Holdings	535,318	5,221
ITV	1,449,888	3,167
Rio Tinto ADR	83,987	4,025

Total United Kingdom		23,295

United States — 8.4%
Check Point Software Technologies *	35,500	4,179
Core Laboratories	47,849	4,780
Everest Re Group	21,687	5,150
ICON *	80,551	9,575

Total United States		23,684

Total Common Stock (Cost $188,434 (000))		271,727

Cash Equivalents (A) — 3.1%
Federated Government Obligations Fund, Cl I, 0.940%	6,602,173	6,602
Dreyfus Government Cash Management, Cl I, 0.930%	2,092,830	2,093

Total Cash Equivalents (Cost $8,695 (000))		8,695

Total Investments — 99.8% (Cost $197,129 (000))		$280,422

Percentages are based on net assets of $280,901 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2017.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1 (000)	Level 2 † (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$2,385	$—	$—	$2,385
Austria	12,714	—	—	12,714
Brazil	4,627	—	—	4,627
Canada	7,124	—	—	7,124
China	7,323	—	—	7,323
Colombia	3,419	—	—	3,419
Czech Republic	2,321	—	—	2,321
France	18,484	—	—	18,484
Germany	—	7,794	—	7,794
Hong Kong	10,026	—	—	10,026
India	12,167	—	—	12,167
Indonesia	2,142	—	—	2,142
Ireland	5,649	—	—	5,649
Italy	5,569	—	—	5,569
Japan	20,525	—	—	20,525
Mexico	3,933	—	—	3,933
Netherlands	12,927	—	—	12,927
Norway	16,490	—	—	16,490
Panama	6,887	—	—	6,887
Singapore	6,519	—	—	6,519
South Korea	9,366	—	—	9,366
Spain	7,376	—	—	7,376
Sweden	4,970	—	—	4,970
Switzerland	15,550	—	—	15,550
Taiwan	15,563	—	—	15,563
Turkey	2,898	—	—	2,898
United Kingdom	23,295	—	—	23,295
United States	23,684	—	—	23,684

Total Common Stock	263,933	7,794	—	271,727

Cash Equivalents	8,695	—	—	8,695

Total Investments in Securities	$272,628	$7,794	$—	$280,422

† Represents securities trading outside the United States, the values of which were adjusted as a result of foreign market closure.

Amounts designated as “—“ are either $0 or have been rounded to $0.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

During the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-1900

8

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 99.1%
Exchange Traded Funds — 99.1%
iShares 20+ Year Treasury Bond ETF	1,680	$209
iShares Commodities Select Strategy ETF	7,510	270
iShares Core S&P 500 ETF	2,865	741
iShares Core U.S. Aggregate Bond ETF	2,050	224
iShares iBoxx $ High Yield Corporate Bond ETF	1,660	147
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,850	224
iShares MSCI EAFE Index Fund	6,410	446
iShares MSCI EAFE Small-Capital ETF	2,360	149
iShares MSCI Emerging Markets ETF	11,270	522
iShares MSCI Frontier 100 ETF	4,660	148
iShares MSCI Global Gold Miners ETF	8,150	146
iShares Russell 2000 ETF	2,490	372
iShares US Preferred Stock ETF	820	32
PowerShares Senior Loan Portfolio	1,360	31
SPDR Bloomberg Barclays International Treasury Bond ETF	8,070	225
SPDR S&P Emerging Markets SmallCap ETF	2,935	149
VanEck Vectors JPMorgan EM Local Currency Bond ETF	2,420	45
Vanguard Global ex-U.S. Real Estate ETF	5,000	298
Vanguard REIT ETF	1,020	84

Total Exchange Traded Funds		4,462

Total Registered Investment Companies (Cost $4,168 (000))		4,462

Cash Equivalent (A) — 5.3%
Federated Government Obligations Fund, Cl I, 0.940%	235,586	236

Total Cash Equivalent (Cost $236 (000))		236

Total Investments — 104.4% (Cost $4,404 (000))		$4,698

Percentages are based on net assets of $4,501 (000).

(A) The rate reported is the 7-day effective yield as of October 31, 2017.

Cl — Class

EAFE — Europe, Australasia and the Far East

EM — Emerging Market

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

As of October 31, 2017, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-0500

9

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 86.0%
Australia — 5.9%
Australian Pharmaceutical Industries	15,700	$18
BlueScope Steel	25,600	252
Charter Hall Group	70,100	312
HFA Holdings	93,600	218
Sandfire Resources NL	13,200	58
Whitehaven Coal	19,700	56

Total Australia		914

Belgium — 0.8%
D’ieteren	2,800	128

Total Belgium		128

Canada — 1.9%
Canfor *	3,100	62
Centerra Gold *	10,100	69
High Arctic Energy Services	7,600	25
Hudbay Minerals	5,200	39
Norbord	1,900	68
Supremex	8,100	25

Total Canada		288

Finland — 1.3%
Outokumpu	22,000	208

Total Finland		208

France — 4.7%
Derichebourg	11,800	126
Eurazeo	800	74
Faurecia	500	36
Fnac Darty *	3,300	312
Fountaine Pajot	700	66
Ipsen	900	109

Total France		723

Germany — 2.2%
CropEnergies	15,947	169
Deutsche Lufthansa	3,170	101
Deutz	7,142	61
Grammer	316	18

Total Germany		349

Hong Kong — 2.9%
Hisense Kelon Electrical Holdings, Cl A	177,000	221
Kingboard Chemical Holdings	14,000	83
PCCW	119,000	66

Description	Shares	Value (000)
Hong Kong — (continued)
Tianneng Power International	86,000	$83

Total Hong Kong		453

Israel — 1.4%
Oil Refineries	337,175	173
Reit 1	9,705	39

Total Israel		212

Italy — 5.1%
A2A	73,800	127
Arnoldo Mondadori Editore *	22,100	57
Ascopiave	14,300	60
DiaSorin	2,300	209
Digital Bros	4,200	62
Hera	24,200	78
Saras	52,600	140
Vittoria Assicurazioni	4,000	56

Total Italy		789

Japan — 23.7%
Daiichi Jitsugyo	8,480	248
Daiken	3,100	84
Daiwabo Holdings	1,100	43
DD Holdings	1,700	65
Fuji Machine Manufacturing	4,000	76
Goldcrest	3,200	69
G-Tekt	2,600	55
Hosokawa Micron	3,440	216
Ichiyoshi Securities	8,300	95
Inaba Denki Sangyo	600	26
Ishihara Sangyo Kaisha *	2,000	30
Itochu Enex	9,600	97
Kasai Kogyo	14,000	209
LEC	3,100	81
Macnica Fuji Electronics Holdings	9,100	190
Nakayama Steel Works	5,400	37
Nichireki	6,200	78
Nippon Light Metal Holdings	15,200	44
Nissin	4,600	141
Nittetsu Mining	1,700	125
Punch Industry	4,600	83
Ryobi	1,620	41
San-Ai Oil	11,000	131
Sanyo Chemical Industries	1,100	58
Sanyo Denki	2,900	191
Sekisui Plastics	5,000	65
Shinagawa Refractories	540	18
Shinko Plantech	12,300	106
Shizuoka Gas	4,800	37
Sumitomo Seika Chemicals	300	16

10

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Japan — (continued)
Tatsuta Electric Wire and Cable	5,200	$38
Tokyo Steel Manufacturing	14,700	127
Tsugami	11,900	114
Uchida Yoko	800	25
Unipres	900	24
VINX	4,700	66
Voyage Group	6,500	83
YA-MAN	19,000	220
Yamazen	7,300	83
Yuasa Trading	3,900	143

Total Japan		3,678

Netherlands — 0.8%
AMG Advanced Metallurgical Group	2,500	120

Total Netherlands		120

Norway — 4.0%
AF Gruppen	11,400	177
Aker BP	2,500	57
Grieg Seafood	35,600	339
Subsea 7	3,200	54

Total Norway		627

Singapore — 5.2%
Frasers Logistics & Industrial Trust	157,800	129
Mapletree Industrial Trust	228,100	324
Valuetronics Holdings	112,800	86
Yanlord Land Group	200,200	263

Total Singapore		802

South Korea — 7.8%
Aekyung Petrochemical	6,623	92
Autech	6,565	55
Daehan Steel	2,990	29
Dongwon Development	32,028	162
F&F	3,667	129
Harim	17,563	55
Huchems Fine Chemical	5,092	106
Jeju Air	2,341	74
Korea Petrochemical Industries	251	56
Oyang	2,724	36
Poongsan	1,577	70
POSCO Coated & Color Steel	2,168	54
PSK	7,024	140
SIMMTECH	3,297	35
Visang Education	2,529	27
YeaRimDang Publishing *	9,544	85

Total South Korea		1,205

Description	Shares/ Number of Rights	Value (000)
Spain — 0.2%
Cia de Distribucion Integral Logista Holdings	1,400	$33

Total Spain		33

Sweden — 1.1%
Boliden	1,000	35
Hemfosa Fastigheter	6,200	75
SSAB *	13,200	54

Total Sweden		164

Switzerland — 3.1%
Julius Baer Group	3,397	201
Liechtensteinische Landesbank	767	38
Lonza Group	766	204
Schweiter Technologies	31	38

Total Switzerland		481

United Kingdom — 13.6%
Amino Technologies	30,100	75
Ashtead Group	6,000	155
Beazley	45,600	306
BGEO Group	2,300	109
Conviviality	36,500	206
Crest Nicholson Holdings	7,800	59
Evraz	56,000	214
Fenner	19,800	91
Ferrexpo	51,100	173
Games Workshop Group	7,600	229
Grainger	16,100	60
Indivior *	10,800	53
Polypipe Group	8,300	45
Redrow	18,800	162
SThree	8,900	42
XLMedia	52,700	122

Total United Kingdom		2,101

United States — 0.3%
Orbotech *	1,000	45

Total United States		45

Total Common Stock (Cost $10,537 (000))		13,320

Right — 0.1%
Harim, expires 12/8/17 *	10,744	10

Total Right (Cost $0 (000))		10

Cash Equivalents (A) — 13.4%
Federated Government Obligations Fund, Cl I, 0.940%	1,941,122	1,941

11

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Dreyfus Government Cash Management, Cl I, 0.930%	141,115	$141

Total Cash Equivalents (Cost $2,082 (000))		2,082

Total Investments — 99.5% (Cost $12,619 (000))		$15,412

Percentages are based on net assets of $15,487 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2017.

Cl — Class

The following is a list of the level of inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$914	$—	$—	$914
Belgium	128	—	—	128
Canada	288	—	—	288
Finland	208	—	—	208
France	723	—	—	723
Germany	169	180	—	349
Hong Kong	453	—	—	453
Israel	212	—	—	212
Italy	789	—	—	789
Japan	3,678	—	—	3,678
Netherlands	120	—	—	120
Norway	627	—	—	627
Singapore	802	—	—	802
South Korea	1,205	—	—	1,205
Spain	33	—	—	33
Sweden	164	—	—	164
Switzerland	481	—	—	481
United Kingdom	2,101	—	—	2,101
United States	45	—	—	45

Total Common Stock	13,140	180	—	13,320

Right	10	—	—	10

Cash Equivalents	2,082	—	—	2,082

Total Investments in Securities	$15,232	$180	$—	$15,412

† Represents securities trading outside the United States, the values of which were adjusted as a result of foreign market closure.

Amounts designated as “—“ are either $0 or have been rounded to $0.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

During the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-0500

12

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 98.1%

Louisiana — 98.1%
Central Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	$150	$160
Desoto Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	270	277
East Ouachita Parish School District, Ser A, GO
Callable 03/01/25 @ 100
4.000%, 03/01/26	100	112
Iberia Parishwide School District, GO
Callable 03/01/27 @ 100
3.250%, 03/01/37	250	246
Iberia Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	286
Lafayette, Consolidated Government, RB, AGM
Callable 11/01/25 @ 100
3.750%, 11/01/31	50	51
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	280	285
Lafayette, Utilities Revenue, RB, AGM
Callable 11/01/27 @ 100
4.000%, 11/01/35	250	267
Livingston, Utility Systems Revenue, RB
Pre-Refunded @ 100
5.300%, 08/01/21 (A)	250	286
Louisiana, Gasoline & Fuels Tax Revenue, Second Lien, Ser B, RB
Pre-Refunded @ 100
5.000%, 05/01/20 (A)	165	180
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	250	293
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	300	312
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	250	283
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Act 391 Project, RB, BAM
5.000%, 10/01/28	235	286

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	$300	$315
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Student Project, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/41	325	353
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	206
Louisiana, Local Government Environmental Facilities & Community Development Authority, Southeastern Louisiana University Project, Ser A, RB, AGM
Callable 10/01/20 @ 100
5.000%, 10/01/40	210	223
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	186
Louisiana, Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	250	270
Louisiana, State University & Agricultural & Mechanical College, Auxiliary Revenue, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/20 (A)	100	110
Parish of Ascension, RB, AGM
Callable 04/01/18 @ 100
3.250%, 04/01/35	215	215
Parish of St. John the Baptist, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	115
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	122
St. Charles Parish School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	300	302
St. Martin Parish School Board, GO, AGM
Pre-Refunded @ 100
5.000%, 03/01/21 (A)	100	112

13

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Louisiana — (continued)
St. Tammany Parish Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	$260	$264
St. Tammany Parish Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	275	288
Terrebonne Parish Hospital Service District No. 1, General Medical Center Project, RB
Callable 04/01/20 @ 100
4.750%, 04/01/28	100	105
Terrebonne Parish Hospital Service District No. 1, General Medical Center Project, RB
Pre-Refunded @ 100
5.000%, 04/01/20 (A)	50	54
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM
Callable 04/01/21 @ 100
5.250%, 04/01/36	100	110
West Ouachita Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	290	304
Zachary Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	206

Total Louisiana		7,184

Total Municipal Bonds (Cost $6,869 (000))		7,184

Cash Equivalent (B) — 1.7%
Federated Government Obligations Fund, Cl I, 0.940%	124,651	125

Total Cash Equivalent (Cost $125 (000))		125

Total Investments — 99.8% (Cost $6,994 (000))		$7,309

Percentages are based on net assets of $7,321 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of October 31, 2017.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$7,184	$—	$7,184
Cash Equivalent	125	—	—	125

Total Investments in Securities	$125	$7,184	$—	$7,309

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-1400

14

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 97.5%
Agriculture — 1.7%
American Vanguard	10,163	$229

Total Agriculture		229

Banks — 9.8%
Allegiance Bancshares *	4,737	186
Capital City Bank Group	8,342	205
Federal Agricultural Mortgage, Cl C	2,550	189
First Connecticut Bancorp	6,459	171
NMI Holdings, Cl A *	14,205	206
Security National Financial, Cl A *	34,492	190
Triumph Bancorp *	6,150	190

Total Banks		1,337

Broadcasting, Newspapers and Advertising — 1.3%
Salem Media Group, Cl A	27,976	179

Total Broadcasting, Newspapers and Advertising		179

Building & Construction — 3.0%
CSW Industrials *	4,020	197
William Lyon Homes, Cl A *	7,580	210

Total Building & Construction		407

Casino & Gaming — 3.4%
Golden Entertainment *	8,200	219
Monarch Casino & Resort *	5,556	248

Total Casino & Gaming		467

Chemicals — 1.6%
Core Molding Technologies	9,175	213

Total Chemicals		213

Commercial Services — 1.3%
Heritage-Crystal Clean *	9,105	178

Total Commercial Services		178

Data Processing & Outsourced Services — 2.6%
RPX	13,080	170
Willdan Group *	6,030	182

Total Data Processing & Outsourced Services		352

Diversified Support Services — 1.2%
VSE	3,350	164

Total Diversified Support Services		164

Electrical Utilities — 1.4%
Spark Energy, Cl A	13,430	188

Total Electrical Utilities		188

Electronic Components & Equipment — 3.8%
Control4 *	9,700	285
Vishay Precision Group *	9,600	236

Total Electronic Components & Equipment		521

Engineering Services — 3.6%
Goldfield *	36,635	211

Description	Shares	Value (000)
Engineering Services — (continued)
Sterling Construction *	15,761	$282

Total Engineering Services		493

Entertainment — 1.4%
RCI Hospitality Holdings	7,179	198

Total Entertainment		198

Financial Services — 5.3%
Enova International *	14,335	213
EZCORP, Cl A *	18,680	191
Marlin Business Services	6,240	137
Regional Management *	7,600	188

Total Financial Services		729

Food, Beverage & Tobacco — 1.4%
Chefs’ Warehouse *	9,360	187

Total Food, Beverage & Tobacco		187

Gas & Natural Gas — 1.3%
Sanchez Midstream Partners (A)	15,801	172

Total Gas & Natural Gas		172

Home Furnishings — 1.7%
Hooker Furniture	4,760	226

Total Home Furnishings		226

Insurance — 8.6%
Citizens, Cl A *	25,400	193
EMC Insurance Group	6,302	186
Hallmark Financial Services *	14,946	173
Heritage Insurance Holdings	14,719	235
Kingstone	10,975	178
Kinsale Capital Group	4,720	204

Total Insurance		1,169

Insurance Brokers — 1.6%
eHealth *	8,612	219

Total Insurance Brokers		219

Leasing & Renting — 1.3%
Haverty Furniture	7,291	174

Total Leasing & Renting		174

Machinery — 3.4%
Columbus McKinnon	6,138	243
Eastern	7,550	218

Total Machinery		461

Manufacturing — 1.3%
Freshpet *	11,310	176

Total Manufacturing		176

Materials — 1.6%
Monarch Cement	3,193	212

Total Materials		212

Medical Products & Services — 7.4%
Cutera *	4,720	185

15

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Medical Products & Services — (continued)
Electromed *	25,545	$189
FONAR *	8,536	272
Kewaunee Scientific	6,615	189
Utah Medical Products	2,375	179

Total Medical Products & Services		1,014

Paper & Paper Products — 1.3%
UFP Technologies *	5,904	182

Total Paper & Paper Products		182

Petroleum & Fuel Products — 4.5%
Halcon Resources *	39,379	259
Natural Gas Services Group *	6,576	183
Permian Basin Royalty Trust	19,310	178

Total Petroleum & Fuel Products		620

Petroleum Refining — 1.3%
REX American Resources *	1,940	171

Total Petroleum Refining		171

Real Estate Investment Trust — 4.0%
MedEquities Realty Trust	14,839	172
Mortgage Investment Trust	8,710	164
Preferred Apartment Communities, Cl A	10,287	205

Total Real Estate Investment Trust		541

Retail — 4.4%
CAI International *	6,150	228
Calloway’s Nursery *	29,353	199
Titan Machinery *	11,517	171

Total Retail		598

Semi-Conductors & Instruments — 8.3%
Axcelis Technologies *	7,850	258
AXT *	25,300	235
Ichor Holdings *	8,491	265
inTEST *	22,190	191
Kimball Electronics *	8,393	185

Total Semi-Conductors & Instruments		1,134

Transportation Services — 1.3%
Radiant Logistics *	36,743	179

Total Transportation Services		179

Wireless Telecommunication Services — 1.4%
Spok Holdings	11,701	198

Total Wireless Telecommunication Services		198

Total Common Stock (Cost $10,783 (000))		13,288

Cash Equivalent (B) — 2.7%
Federated Government Obligations Fund, Cl I, 0.940%	369,781	370

Total Cash Equivalent (Cost $370 (000))		370

Total Investments — 100.2% (Cost $11,153 (000))		$13,658

Percentages are based on net assets of $13,626 (000).

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. At October 31, 2017, these securities amounted to $172 (000) or 1.3% of net assets.
(B)	The rate reported is the 7-day effective yield as of October 31, 2017.

Cl — Class

As of October 31, 2017, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-0500

16

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 92.4%

Mississippi — 92.4%
Clinton, Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	$200	$203
Jackson State University, Educational Building Project, Ser A-1, RB
Pre-Refunded @ 100
5.000%, 03/01/20 (A)	645	701
Lauderdale, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	258
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	101
Mississippi State University, Educational Building Project, RB
Callable 08/01/21 @ 100
5.000%, 08/01/41	705	780
Mississippi State, State Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	945
Mississippi, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	107
Mississippi, Development Bank, Department of Corrections Project, Ser D, RB
5.000%, 08/01/19	200	213
Mississippi, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	950	998
Mississippi, Development Bank, Gulf Coast Community College District, RB
Callable 12/01/26 @ 100
3.375%, 12/01/39	250	246
Mississippi, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/24	200	233
5.250%, 01/01/34	1,200	1,476
Mississippi, Development Bank, Hinds Community College District Project, RB, AGC
Pre-Refunded @ 100
5.375%, 10/01/19 (A)	50	54
Mississippi, Development Bank, Hinds Community College Project, RB, AGM
Pre-Refunded @ 100
5.125%, 04/01/21 (A)	400	451
Mississippi, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	575	654

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	$700	$705
Mississippi, Development Bank, Jones County Junior College Project, RB, AGC
Pre-Refunded @ 100
5.000%, 03/01/19 (A)	75	79
Mississippi, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	200	198
Mississippi, Development Bank, Jones County Rest Home Project, RB, AGM
Pre-Refunded @ 100
5.500%, 04/01/21 (A)	385	439
5.250%, 04/01/21 (A)	305	345
5.125%, 04/01/21 (A)	50	56
Mississippi, Development Bank, Magnolia Regional Health Center Project, Ser A, RB
5.500%, 10/01/21	400	444
Mississippi, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	200	207
Mississippi, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	455	475
Mississippi, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	750	756
Mississippi, Development Bank, Tax Increment Financing Project, TA
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	125
Mississippi, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	409
Mississippi, State Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	949
Oxford School District, School Improvement Project, GO
Callable 04/01/21 @ 100
4.500%, 04/01/31	500	539
University of Mississippi, Medical Center Educational Building, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	250	256

17

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Mississippi — (continued)
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	$500	$505

Total Mississippi		13,907

Total Municipal Bonds (Cost $13,185 (000))		13,907

Cash Equivalent (B) — 8.4%
Federated Government Obligations Fund, Cl I, 0.940%	1,262,583	1,263

Total Cash Equivalent (Cost $1,263 (000))		1,263

Total Investments — 100.8% (Cost $14,448 (000))		$15,170

Percentages are based on net assets of $15,047 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of October 31, 2017.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of October 31, 2017, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$13,907	$—	$13,907
Cash Equivalent	1,263	—	—	1,263

Total Investments in Securities	$1,263	$13,907	$—	$15,170

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-1400

18

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 67.3%
Aerospace & Defense — 2.0%
Boeing	4,100	$1,058
Lockheed Martin	2,600	801
Northrop Grumman	4,270	1,262

Total Aerospace & Defense		3,121

Apparel & Textiles — 0.4%
Oxford Industries	10,700	691

Total Apparel & Textiles		691

Automotive — 1.7%
BorgWarner	20,000	1,055
Cooper-Standard Holdings *	9,000	1,003
Gentex	30,000	582

Total Automotive		2,640

Banks — 4.7%
Citigroup	15,700	1,154
Comerica	12,700	998
East West Bancorp	17,800	1,065
Independent Bank	14,000	1,010
Morgan Stanley	20,000	1,000
PNC Financial Services Group	7,700	1,053
Zions Bancorporation	21,700	1,008

Total Banks		7,288

Beauty Products — 0.5%
Inter Parfums	15,800	732

Total Beauty Products		732

Cable/Media — 0.4%
Cable One	990	703

Total Cable/Media		703

Casino & Gaming — 0.6%
Scientific Games, Cl A *	20,500	976

Total Casino & Gaming		976

Casinos & Gaming — 0.5%
Boyd Gaming	28,000	818

Total Casinos & Gaming		818

Chemicals — 2.2%
Albemarle	9,000	1,268
Chemours	18,000	1,019
Olin	31,400	1,147

Total Chemicals		3,434

Commercial Services — 0.7%
ManpowerGroup	8,600	1,060

Total Commercial Services		1,060

Computer & Electronics Retail — 0.6%
Best Buy	18,100	1,013

Total Computer & Electronics Retail		1,013

Description	Shares	Value (000)
Computer Software — 0.6%
Synopsys *	10,950	$947

Total Computer Software		947

Computers & Services — 3.9%
Corning	31,000	970
Fidelity National Information Services	9,700	900
HP	48,800	1,052
Total System Services	10,800	778
Visa, Cl A	8,900	979
Zebra Technologies, Cl A *	11,800	1,369

Total Computers & Services		6,048

Construction — 0.7%
Caterpillar	7,900	1,073

Total Construction		1,073

Consumer Products — 1.1%
Deckers Outdoor *	13,100	894
Wolverine World Wide	31,500	860

Total Consumer Products		1,754

Containers & Packaging — 1.1%
Myers Industries	30,900	668
Owens-Illinois *	46,500	1,111

Total Containers & Packaging		1,779

Diversified Support Services — 0.7%
Viad	19,000	1,103

Total Diversified Support Services		1,103

Drugs — 0.7%
Bristol-Myers Squibb	9,000	555
Perrigo	7,000	567

Total Drugs		1,122

Electrical Components & Equipment — 1.6%
Belden	13,000	1,039
Vishay Intertechnology	63,200	1,406

Total Electrical Components & Equipment		2,445

Electrical Utilities — 0.6%
CenterPoint Energy	31,800	941

Total Electrical Utilities		941

Electronic Components & Equipment — 1.8%
Cognex	6,500	801
Itron *	15,000	1,172
OSI Systems *	9,000	795

Total Electronic Components & Equipment		2,768

Entertainment — 1.3%
News	62,000	847
Time Warner	11,300	1,111

Total Entertainment		1,958

19

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Entertainment & Gaming — 1.9%
Activision Blizzard	17,000	$1,113
Electronic Arts *	8,319	995
Take-Two Interactive Software *	7,465	826

Total Entertainment & Gaming		2,934

Environmental Services — 0.7%
Waste Management	14,100	1,159

Total Environmental Services		1,159

Financial Services — 1.9%
American Express	13,300	1,270
Ameriprise Financial	6,400	1,002
Goldman Sachs Group	2,600	630

Total Financial Services		2,902

Food, Beverage & Tobacco — 0.6%
Tyson Foods, Cl A	12,500	911

Total Food, Beverage & Tobacco		911

Forest Products — 0.7%
Louisiana-Pacific *	38,300	1,041

Total Forest Products		1,041

Hypermarkets & Super Centers — 0.6%
Wal-Mart Stores	11,000	960

Total Hypermarkets & Super Centers		960

Industrials — 0.5%
Air Products & Chemicals	5,100	813

Total Industrials		813

Information Technology — 0.6%
Teradata *	26,500	887

Total Information Technology		887

Insurance — 3.4%
Allstate	8,500	798
American Financial Group	7,700	812
Progressive	21,400	1,041
Prudential Financial	8,400	928
Reinsurance Group of America, Cl A	5,500	822
XL Group	21,500	870

Total Insurance		5,271

Machinery — 2.7%
Hillenbrand	25,600	1,012
Illinois Tool Works	7,000	1,096
Ingersoll-Rand	12,000	1,063
Parker-Hannifin	5,400	986

Total Machinery		4,157

Managed Health Care — 1.3%
Humana	2,900	740
UnitedHealth Group	6,350	1,335

Total Managed Health Care		2,075

Description	Shares	Value (000)
Manufacturing — 0.6%
Regal Beloit	11,200	$909

Total Manufacturing		909

Medical Products & Services — 8.2%
Agilent Technologies	11,600	789
Amgen	4,700	824
AMN Healthcare Services *	16,200	711
Baxter International	18,900	1,219
Chemed	3,300	737
Cigna	5,600	1,104
Haemonetics *	14,900	709
Halyard Health *	16,500	696
Hill-Rom Holdings	14,000	1,130
Integer Holdings *	16,400	797
Laboratory Corp of America Holdings *	6,700	1,030
Lantheus Holdings *	36,300	722
LHC Group *	10,300	688
PerkinElmer	12,500	904
Teleflex	2,900	687

Total Medical Products & Services		12,747

Metals & Mining — 0.5%
Steel Dynamics	21,500	800

Total Metals & Mining		800

Paper & Paper Products — 1.3%
Packaging Corp of America	9,000	1,046
WestRock	15,700	963

Total Paper & Paper Products		2,009

Petroleum & Fuel Products — 0.6%
ConocoPhillips	17,500	895

Total Petroleum & Fuel Products		895

Petroleum Refining — 1.2%
ExxonMobil	9,600	800
Valero Energy	14,200	1,121

Total Petroleum Refining		1,921

Pharmaceuticals — 1.1%
Merck	15,300	843
Pfizer	24,800	869

Total Pharmaceuticals		1,712

Real Estate Investment Trust — 1.2%
Liberty Property Trust	19,100	819
PS Business Parks	7,400	979

Total Real Estate Investment Trust		1,798

Retail — 2.5%
Big Lots	18,600	954
Children’s Place	9,600	1,044
DSW, Cl A	33,200	636
Ralph Lauren, Cl A	13,773	1,232

Total Retail		3,866

20

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Semi-Conductors & Instruments — 5.2%
Applied Materials	23,000	$1,298
Brooks Automation	28,500	980
Kla-Tencor	9,500	1,034
Kulicke & Soffa Industries *	55,219	1,251
Lam Research	7,200	1,502
Microchip Technology	9,900	938
Texas Instruments	11,200	1,083

Total Semi-Conductors & Instruments		8,086

Specialized Consumer Services — 0.6%
H&R Block	36,300	898

Total Specialized Consumer Services		898

Telecommunication Services — 0.5%
Blucora *	34,000	738

Total Telecommunication Services		738

Wireless Telecommunication Services — 0.5%
Telephone & Data Systems	24,600	717

Total Wireless Telecommunication Services		717

Total Common Stock (Cost $84,863 (000))		104,620

Cash Equivalent (A) — 32.7%
Federated Government Obligations Fund, Cl I, 0.940%	50,811,510	50,812

Total Cash Equivalent (Cost $50,812 (000))		50,812

Total Investments — 100.0% (Cost $135,675 (000))		$155,432

Percentages are based on net assets of $155,448 (000).

Securities Sold Short — (6.1)%

Common Stock —(6.1)%
Aerospace & Defense — (0.1)%
Astronics *	(5,020)	$(173)

Total Aerospace & Defense		(173)

Agriculture — (0.1)%
Andersons	(4,420)	(166)

Total Agriculture		(166)

Airlines — (0.1)%
Hawaiian Holdings	(4,020)	(135)

Total Airlines		(135)

Automotive — (0.5)%
AutoZone *	(265)	(156)
Cooper Tire & Rubber	(4,000)	(131)
Gentherm *	(4,080)	(137)
O’Reilly Automotive *	(700)	(148)
Titan International	(14,570)	(142)

Total Automotive		(714)

Description	Shares	Value (000)
Banks — (0.1)%
Hilltop Holdings	(5,830)	$(137)

Total Banks		(137)

Building & Construction — (0.3)%
Armstrong Flooring *	(9,580)	(142)
Insteel Industries	(5,800)	(148)
Johnson Controls International	(3,760)	(156)

Total Building & Construction		(446)

Chemicals — (0.2)%
Innospec	(2,420)	(150)
Minerals Technologies	(2,140)	(154)

Total Chemicals		(304)

Commercial Services — (0.1)%
ABM Industries	(3,630)	(152)

Total Commercial Services		(152)

Computer Software — (0.2)%
8x8 *	(11,800)	(158)
Manhattan Associates *	(3,590)	(150)

Total Computer Software		(308)

Computers & Services — (0.2)%
NETGEAR *	(3,180)	(148)
ViaSat *	(2,350)	(153)

Total Computers & Services		(301)

Consumer Electronics — (0.1)%
Universal Electronics *	(2,390)	(143)

Total Consumer Electronics		(143)

Data Processing & Outsourced Services — (0.1)%
Mistras Group *	(7,390)	(155)

Total Data Processing & Outsourced Services		(155)

Drugs — (0.2)%
Dermira *	(5,610)	(150)
Horizon Pharma *	(11,950)	(162)

Total Drugs		(312)

Engineering Services — (0.1)%
Dycom Industries *	(1,780)	(156)

Total Engineering Services		(156)

Entertainment — (0.1)%
IMAX *	(6,650)	(161)

Total Entertainment		(161)

Financial Services — (0.1)%
Synchrony Financial	(4,880)	(159)

Total Financial Services		(159)

Food, Beverage & Tobacco — (0.2)%
Casey’s General Stores	(1,385)	(159)
SpartanNash	(5,750)	(141)

Total Food, Beverage & Tobacco		(300)

Information Technology — (0.2)%
Hackett Group	(9,780)	(151)

21

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Information Technology — (continued)
Luxoft Holding, Cl A *	(3,190)	$(148)

Total Information Technology		(299)

Insurance — (0.1)%
RLI	(2,620)	(155)

Total Insurance		(155)

Machinery — (0.2)%
CIRCOR International	(2,760)	(121)
Middleby *	(1,180)	(137)

Total Machinery		(258)

Manufacturing — (0.2)%
Farmer Brothers *	(4,610)	(156)
Lancaster Colony	(1,260)	(158)

Total Manufacturing		(314)

Materials — (0.1)%
Vulcan Materials	(1,270)	(155)

Total Materials		(155)

Medical Products & Services — (0.7)%
Alkermes *	(2,980)	(145)
BioSpecifics Technologies *	(3,160)	(145)
China Biologic Products Holdings *	(1,640)	(128)
DENTSPLY SIRONA	(2,540)	(155)
Envision Healthcare *	(3,370)	(144)
Evolent Health, Cl A *	(7,950)	(129)
Natus Medical *	(4,040)	(171)
Shire ADR *	(990)	(146)

Total Medical Products & Services		(1,163)

Metals & Mining — (0.2)%
Compass Minerals International	(2,330)	(153)
Haynes International	(4,300)	(153)

Total Metals & Mining		(306)

Petroleum & Fuel Products — (0.4)%
Dril-Quip *	(3,430)	(144)
Parsley Energy, Cl A *	(5,750)	(153)
PHI *	(12,860)	(150)
RigNet *	(8,580)	(150)

Total Petroleum & Fuel Products		(597)

Real Estate Investment Trust — (0.1)%
Regency Centers	(2,440)	(150)

Total Real Estate Investment Trust		(150)

Retail — (0.7)%
BMC Stock Holdings *	(7,100)	(152)
Carrols Restaurant Group *	(13,880)	(156)
Core-Mark Holding	(4,710)	(160)
Fiesta Restaurant Group *	(7,980)	(132)
Papa John’s International	(2,080)	(142)
Sally Beauty Holdings *	(7,740)	(134)
Tractor Supply	(2,400)	(145)

Total Retail		(1,021)

Semi-Conductors & Instruments — (0.2)%
Alpha & Omega Semiconductor *	(9,200)	(170)

Description	Shares	Value (000)
Semi-Conductors & Instruments — (continued)
PDF Solutions *	(9,760)	$(143)

Total Semi-Conductors & Instruments		(313)

Telecommunication Services — (0.1)%
SPS Commerce *	(2,670)	(131)

Total Telecommunication Services		(131)

Textiles — (0.1)%
Culp	(4,580)	(145)

Total Textiles		(145)

Transportation Services — (0.2)%
Astec Industries	(3,100)	(161)
Wabtec	(1,980)	(152)

Total Transportation Services		(313)

Total Common Stock
(Proceeds $(9,706))		(9,542)

Total Securities Sold Short — (6.1)%
(Proceeds $(9,706))		$(9,542)

Percentages are based on Net Assets of $155,448 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2017.

Cl — Class

As of October 31, 2017 all of the Fund’s investments and securities sold short were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-1900

22

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.6%
Aerospace & Defense — 1.6%
Huntington Ingalls Industries	2,190	$510

Total Aerospace & Defense		510

Automotive — 4.8%
Gentex	26,920	522
Harsco *	22,755	483
Modine Manufacturing *	25,165	530

Total Automotive		1,535

Banks — 6.7%
Federal Agricultural Mortgage, Cl C	7,190	534
Green Bancorp *	21,370	474
MGIC Investment *	40,930	585
WSFS Financial	10,730	533

Total Banks		2,126

Broadcasting, Newspapers and Advertising — 1.6%
Gray Television *	32,580	507

Total Broadcasting, Newspapers and Advertising		507

Building & Construction — 7.1%
Beazer Homes USA *	29,970	629
Owens Corning	6,910	571
Patrick Industries *	6,480	603
Universal Forest Products	3,920	443

Total Building & Construction		2,246

Casino & Gaming — 1.9%
Scientific Games, Cl A *	12,870	613

Total Casino & Gaming		613

Containers & Packaging — 1.5%
Berry Global Group *	8,270	492

Total Containers & Packaging		492

Educational Services — 1.4%
K12 *	28,090	456

Total Educational Services		456

Electrical Components & Equipment — 1.9%
Vishay Intertechnology	26,920	599

Total Electrical Components & Equipment		599

Electrical Utilities — 1.4%
Black Hills	6,670	435

Total Electrical Utilities		435

Electronic Components & Equipment — 1.9%
Electro Scientific Industries *	33,235	595

Total Electronic Components & Equipment		595

Financial Services — 8.3%
Enova International *	36,280	539
Invesco Mortgage Capital	27,990	482
Moelis, Cl A	11,920	510
Piper Jaffray	8,140	595

Description	Shares	Value (000)
Financial Services — (continued)
World Acceptance *	6,040	$528

Total Financial Services		2,654

Food, Beverage & Tobacco — 1.5%
Sanderson Farms	3,090	462

Total Food, Beverage & Tobacco		462

Gas & Natural Gas — 1.5%
Atmos Energy	5,410	472

Total Gas & Natural Gas		472

Insurance — 6.3%
First American Financial	9,980	543
Hanover Insurance Group	4,890	481
Reinsurance Group of America, Cl A	3,420	511
Universal Insurance Holdings	20,230	482

Total Insurance		2,017

Machinery — 5.3%
Global Brass & Copper Holdings	15,910	557
Kadant	5,540	629
RBC Bearings *	4,130	511

Total Machinery		1,697

Manufacturing — 1.4%
John B Sanfilippo & Son	7,510	442

Total Manufacturing		442

Materials — 1.6%
Summit Materials, Cl A *	15,940	500

Total Materials		500

Medical Products & Services — 7.2%
Lantheus Holdings *	25,530	508
Masimo *	5,620	493
Merit Medical Systems *	11,320	431
PDL BioPharma *	143,930	426
United Therapeutics *	3,660	434

Total Medical Products & Services		2,292

Petroleum & Fuel Products — 5.0%
Exterran *	15,570	502
Patterson-UTI Energy	27,320	540
RPC	22,820	555

Total Petroleum & Fuel Products		1,597

Petroleum Refining — 1.3%
REX American Resources *	4,850	428

Total Petroleum Refining		428

Printing & Publishing — 1.5%
Deluxe	6,800	474

Total Printing & Publishing		474

Real Estate Investment Trust — 6.1%
InfraREIT	21,480	481
PS Business Parks	3,600	476
RE, Cl A	7,590	505

23

Schedule of Investments	October 31, 2017 (Unaudited)

HANCOCK HORIZON U.S. SMALL CAP FUND

Description	Shares	Value (000)
Real Estate Investment Trust — (continued)
Summit Hotel Properties	30,610	$484

Total Real Estate Investment Trust		1,946

Retail — 4.8%
Children’s Place	4,200	457
Conn’s *	17,330	533
UniFirst	3,410	537

Total Retail		1,527

Semi-Conductors & Instruments — 9.2%
AXT *	52,370	487
Cirrus Logic *	8,310	465
Jabil	15,520	439
Nanometrics *	18,800	531
Rudolph Technologies *	21,280	591
Ultra Clean Holdings *	15,970	408

Total Semi-Conductors & Instruments		2,921

Telecommunication Services — 1.8%
Iridium Communications *	47,470	570

Total Telecommunication Services		570

Transportation Services — 3.4%
Greenbrier	10,170	531
Meritor *	21,760	566

Total Transportation Services		1,097

Wireless Telecommunication Services — 1.6%
Boingo Wireless *	22,310	521

Total Wireless Telecommunication Services		521

Total Common Stock (Cost $27,020 (000))		31,731

Cash Equivalent (A) — 0.5%
Federated Government Obligations Fund, Cl I, 0.940%	148,609	149

Total Cash Equivalent (Cost $149 (000))		149

Total Investments — 100.1% (Cost $27,169 (000))		$31,880

Percentages are based on net assets of $31,858 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of October 31, 2017.

Cl — Class

As of October 31, 2017, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended October 31, 2017, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-012-0800

24

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 27, 2017